Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Pyrford International Stock Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,422		$ 9,983	$ 11,020	$ 11,246	$ 11,250	$ 11,937	$ 13,946	$ 11,880	$ 13,593	$ 15,926	$ 17,582
Columbia Pyrford International Stock Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,621	11,756	12,031	12,061	12,831	15,035	12,840	14,735	17,278	19,117
Columbia Pyrford International Stock Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,621	11,756	12,031	12,061	12,831	15,035	12,840	14,750	17,335	19,190
Columbia Pyrford International Stock Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,635	11,788	12,089	12,142	12,936	15,176	12,970	14,897	17,508	19,403
Columbia Pyrford International Stock Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,569	11,639	11,852	11,823	12,514	14,591	12,394	14,142	16,529	18,202
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Accumulated Value	10,000		9,988	11,750	12,266	11,866	12,594	15,884	12,739	15,022	17,936	20,424
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Accumulated Value	$ 10,000		$ 10,292	$ 12,235	$ 12,624	$ 12,212	$ 13,227	$ 16,516	$ 13,292	$ 14,873	$ 17,582	$ 20,293